SECURED BORROWINGS, Term Loan (Details) - Secured Borrowings [Member] $ in Thousands		9 Months Ended
		Sep. 30, 2019 USD ($) Aircraft Appraiser	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 1,941,303	$ 2,416,807
Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 390,965	$ 407,768
Number of aircraft serving as security | Aircraft		31
Maturity date		Feb. 09, 2023
Number of independent appraisers | Appraiser		3
Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-value ratio		70.00%
Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		3 months
Basis spread on variable rate		2.00%

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.